Investment in subsidiaries	6 Months Ended
Sep. 30, 2020
Investment in subsidiaries
Investment in subsidiaries

8   Investment in subsidiaries

This note provides details of the acquisitions and disposals during the period as well as those in the prior period.

Acquisitions

The aggregate cash consideration in respect of purchases in subsidiaries, net of cash acquired, is as follows:

	Six months ended 30 September
	2020	2019
	€m	€m
Cash consideration paid
Other acquisitions	136	29
European Liberty Global assets	—	10,295
Net cash acquired	—	(122)
	136	10,202

Other acquisitions

In the current period, the Group paid €136 million in respect of acquisitions completed in prior periods.

During the six months ended 30 September 2019, the Group completed certain acquisitions for an aggregate consideration of €185 million, of which €29 million was paid in cash in that period. The aggregate fair values of goodwill, identifiable assets and liabilities of the acquired operations were €182 million, €50 million and €47 million, respectively.

Acquisition of European Liberty Global assets

In the comparative period, on 31 July 2019, the Group completed the acquisition of a 100% interest in Unitymedia GmBH (‘Unitymedia’) and Liberty Global’s operations (excluding its ‘Direct Home’ business) in the Czech Republic (‘UPC Czech’), Hungary (‘UPC Hungary’) and Romania (‘UPC Romania’) for an aggregate net cash consideration of €10,295 million. The primary reason for acquiring the business was to create a converged national provider of digital infrastructure in Germany, together with creating converged communications operators in the Czech Republic, Hungary and Romania.

The purchase price allocation is set out in the table below.

31 March 2020
Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1.	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2.	Includes Right-of-use assets.
3.	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4.	Transaction costs of €58 million were charged in the Group’s consolidated income statement in the six months ended 30 September 2019.

From the date of acquisition to 30 September 2019,the acquired entities contributed €491 million of revenue and a loss of €11 million towards the loss before tax of the Group. If the acquisition had taken place at the beginning of the prior financial period, revenue would have been €22,940 million and the loss before tax would have been €481 million in the comparative period.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Vodafone New Zealand

In the comparative period, on 31 July 2019, the Group sold its  100% interest in Vodafone New Zealand Limited (‘Vodafone New Zealand’) for consideration of NZD  $3.4 billion (€2.0 billion). The table below summarises the net assets disposed and the resulting net gain on disposal of €1.1 billion.

31 March 2020
€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1.	Includes Right-of-use assets.
2.	Includes €59 million of recycled foreign exchange losses.
3.	Recorded within Other income in the Consolidated income statement..